Eaton Vance Floating-Rate Fund

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2016 as revised June 27, 2016

1.  As of the date of this supplement, Eaton Vance Floating-Rate Fund now offers Class R6 Shares.

2.  The following is added to the front cover under “Eaton Vance Floating-Rate Fund”:

Class R6 Shares - ESBLX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Floating-Rate Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses(2)	0.14%	0.14%	0.14%	0.14%	0.14%	0.09%
Total Annual Fund Operating Expenses	1.03%	1.03%	1.78%	1.78%	0.78%	0.73%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2) Estimated for Class R6.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$ 105	$ 328	$ 569	$ 1,259	$ 105	$ 328	$ 569	$ 1,259
Class A shares	$ 328	$ 545	$ 781	$ 1,456	$ 328	$ 545	$ 781	$ 1,456
Class B shares	$ 681	$ 960	$ 1,164	$ 1,897	$ 181	$ 560	$ 964	$ 1,897
Class C shares	$ 281	$ 560	$ 964	$ 2,095	$ 181	$ 560	$ 964	$ 2,095
Class I shares	$ 80	$ 249	$ 433	$ 966	$ 80	$ 249	$ 433	$ 966
Class R6 shares	$ 75	$ 233	$ 406	$ 906	$ 75	$ 233	$ 406	$ 906

4.  The following replaces the Average Annual Total Return table under “Performance” in “Fund Summaries – Eaton Vance Floating-Rate Fund”:

Average Annual Total Return as of December 31, 2015	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	-1.89%	2.59%	3.15%
Class A Return Before Taxes	-4.10%	2.13%	2.91%
Class A Return After Taxes on Distributions	-5.64%	0.61%	1.18%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-2.23%	1.03%	1.58%
Class B Return Before Taxes	-7.34%	1.48%	2.39%
Class C Return Before Taxes	-3.57%	1.83%	2.39%
Class I Return Before Taxes	-1.63%	2.85%	3.42%
Class R6 Return Before Taxes	-1.63%	2.85%	3.42%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	-0.69%	3.41%	4.31%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class R6 performance shown above for the period prior to December 1, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

5.  The following replaces the paragraph under “Financial Highlights” and the table is added to Eaton Vance Floating-Rate Fund’s Financial Highlight table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended April 30, 2016 for Eaton Vance Floating-Rate Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class R6 shares of Eaton Vance Floating-Rate Fund because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended April 30, 2016 (Unaudited)

	Advisers Class	Class A	Class B	Class C	Class I
Net asset value - Beginning of year/period	$8.670	$8.970	$8.660	$8.660	$8.680
Income (Loss) From Operations
Net investment income(1)	$0.176	$0.182	$0.144	$0.144	$0.186
Net realized and unrealized loss	(0.020)	(0.030)	(0.030)	(0.020)	(0.030)
Total income from operations	$0.156	$0.152	$0.114	$0.124	$0.156
Less Distributions
From net investment income	$(0.176)	$(0.182)	$(0.144)	$(0.144)	$(0.186)
From net realized gain	–	–	–	–	–
Total distributions	$(0.176)	$(0.182)	$(0.144)	$(0.144)	$(0.186)
Redemption fees(1)(5)	–	–	–	–	–
Net asset value - End of year/period	$8.650	$8.940	$8.630	$8.640	$8.650
Total Return(2)	1.87%(6)	1.76%(6)	1.37%(6)	1.49%(6)	1.87%(6)
Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$345,938	$1,074,746	$8,751	$708,033	$5,352,467
Ratios (as a percentage of average daily net assets) (3)
Expenses(4)	1.06%(7)	1.06%(7)	1.82%(7)	1.81%(7)	0.81%(7)
Net investment income	4.19%(7)	4.19%(7)	3.45%(7)	3.45%(7)	4.44%(7)
Portfolio Turnover	7%(6)	7%(6)	7%(6)	7%(6)	7%(6)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)	Includes the Fund’s share of the Portfolio(s) allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Redemption fees were discontinued as of January 1, 2011.

(6)	Not annualized.

(7)	Annualized.

December 1, 2016	23844 12.1.16

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Floating-Rate Fund	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Floating-Rate Fund		Advisers Class	Class A	Class B	Class C	Class I	Class R6
Management Fees		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none
Other Expenses	[1]	0.14%	0.14%	0.14%	0.14%	0.14%	0.09%
Total Annual Fund Operating Expenses		1.03%	1.03%	1.78%	1.78%	0.78%	0.73%
[1]	Estimated for Class R6.

Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Floating-Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	105	328	569	1,259
Class A	328	545	781	1,456
Class B	681	960	1,164	1,897
Class C	281	560	964	2,095
Class I	80	249	433	966
Class R6	75	233	406	906

Expense Example, No Redemption - Eaton Vance Floating-Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	105	328	569	1,259
Class A	328	545	781	1,456
Class B	181	560	964	1,897
Class C	181	560	964	2,095
Class I	80	249	433	966
Class R6	75	233	406	906

Average Annual Total Returns - Eaton Vance Floating-Rate Fund	One Year	Five Years	Ten Years
Advisers Class	(1.89%)	2.59%	3.15%
Class A	(4.10%)	2.13%	2.91%
Class A | After Taxes on Distributions	(5.64%)	0.61%	1.18%
Class A | After Taxes on Distributions and Sales	(2.23%)	1.03%	1.58%
Class B	(7.34%)	1.48%	2.39%
Class C	(3.57%)	1.83%	2.39%
Class I	(1.63%)	2.85%	3.42%
Class R6	(1.63%)	2.85%	3.42%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(0.69%)	3.41%	4.31%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class R6 performance shown above for the period prior to December 1, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Eaton Vance Floating Rate Portfolio (the "Portfolio"), the Fund's master Portfolio.